UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2000

Check here if amendment [ ]; Amendment Number:  ____
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Greenhaven Associates, Inc.
Address:  Three Manhattanville Road
          Purchase, NY 10577

Form 13F File Number:  28-2408

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Matt A. Greenberg
Title:   Executive Vice President
Phone:   (914) 253-9362

Signature, Place, and Date of Signing:

   /s/ Matt A. Greenberg    Purchase, NY     November 6, 2000
   ---------------------    ------------     ----------------
        [Signature]         [City, State]         [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number    Name

     ---------------         -------------------------
     [Repeat as necessary.]

1 OF 4          FORM 13F          REPORTING MANAGER: GREENHAVEN ASSOCIATES, INC.

          COLUMN 1                     COLUMN 2   COLUMN 3    COLUMN 4    COLUMN 5        COLUMN 6                COLUMN 7
                                       TITLE OF                VALUE     PRINCIPAL               SHARED    VOTING AUTHORITY SHARES
        NAME OF ISSUER                  CLASS      CUSIP       $000        AMOUNT      SOLE       OTHER       SOLE        OTHER
------------------------------------------------------------------------------------------------------------------------------------
Alcoa Inc (AA)                          COMMON   013817101      13,762      558,878                558,878           -     558,878
Abitibi-Consolidated (ABY)              COMMON   003924107      27,475    3,011,000     331,500  2,679,500     331,500   2,679,500
Associates First Capital (AFS)          COMMON   046008108       2,664       70,100                 70,100           -      70,100
Agribrands Intl (AGX)                   COMMON   00849R105       1,584       36,300                 36,300           -      36,300
Alcan Aluminum (AL)                     COMMON   013716105       4,423      155,200                155,200           -     155,200
AMR Corporation (AMR)                   COMMON   001765106       1,593       49,100                 49,100           -      49,100
Morgan Stanley Asia Pac (APF)           COMMON   61744U106       4,122      439,700                439,700           -     439,700
Astoria Financial Corp (ASFC)           COMMON   046265104       2,878       74,500                 74,500           -      74,500
Boeing Company (BA)                     COMMON   097023105         302        5,000                  5,000           -       5,000
BICC General (BGC)                      COMMON   369300108       1,614      213,400     152,500     60,900     152,500      60,900
Burlington Northern Santa Fe (BNI)      COMMON   12189T104      19,536      930,300                930,300           -     930,300
Bear Stearns Companies (BSC)            COMMON   073902108       1,326       21,000                 21,000           -      21,000
Borg-Warner (BWA)                       COMMON   099724106       1,325       40,000                 40,000           -      40,000
Beazer Homes (BZH)                      COMMON   07556Q105      12,121      448,937     136,900    312,037     136,900     312,037
Caterpillar Inc. (CAT)                  COMMON   149123101      11,879      383,200                383,200           -     383,200
Chicago Bridge & Iron (CBI)             COMMON   N19808109       6,429      449,200     291,200    158,000     291,200     158,000
Century Aluminum (CENX)                 COMMON   156431108      12,098      967,800     456,300    511,500     456,300     511,500
Charter One Financial (CF)              COMMON   160903100       1,382       56,700                 56,700           -      56,700
CIT Group (CIT)                         COMMON   125577106      90,794    5,188,200     968,000  4,220,200     968,000   4,220,200
Cleveland Cliffs (CLF)                  COMMON   185896107       7,455      333,200      35,500    297,700      35,500     297,700
Mack-Cali Realty Corp (CLI)             COMMON   554489104      21,949      787,400                787,400           -     787,400
Chase Manhattan (CMB)                   COMMON   16161A108         944       20,300                 20,300           -      20,300
CNF Transportation Inc (CNF)            COMMON   12612W104       3,838      172,500                172,500           -     172,500
Cantel Industries (CNTL)                COMMON   138098108         210       20,000      20,000                 20,000           -
Chiquita Brands (CQB)                   COMMON   170032106       2,009      656,000     147,500    508,500     147,500     508,500
Centex Corp (CTX)                       COMMON   152312104      93,600    2,896,700     509,500  2,387,200     509,500   2,387,200
COLUMN TOTAL                                                   347,311

                                                        As of September 30, 2000

2 OF 4          FORM 13F          REPORTING MANAGER: GREENHAVEN ASSOCIATES, INC.

          COLUMN 1                     COLUMN 2   COLUMN 3    COLUMN 4    COLUMN 5        COLUMN 6                COLUMN 7
                                       TITLE OF                VALUE     PRINCIPAL               SHARED    VOTING AUTHORITY SHARES
        NAME OF ISSUER                  CLASS      CUSIP       $000        AMOUNT      SOLE       OTHER       SOLE        OTHER
------------------------------------------------------------------------------------------------------------------------------------
Delta Air Lines (DAL)                   COMMON   247361108       1,926       43,400                 43,400           -      43,400
Deere & Company (DE)                    COMMON   244199105      71,651    2,200,400     110,400  2,090,000     110,400   2,090,000
D R Horton Inc (DHI)                    COMMON   23331A109       5,725      335,502                335,502           -     335,502
Del Laboratories, Inc (DLI)             COMMON   245091103         849       70,000      70,000                 70,000           -
Equity Office Properties (EOP)          COMMON   294741103       1,435       46,233                 46,233           -      46,233
Ford Motor (F)                          COMMON   345370100       1,412       54,050                 54,050           -      54,050
Fresh Del Monte (FDP)                   COMMON   G36738105       2,704      432,700     201,400    231,300     201,400     231,300
Foundation Health Systems (FHS)         COMMON   350404109       1,343       80,800                 80,800           -      80,800
Fleetwood Enterprises (FLE)             COMMON   339099103       4,922      366,300      10,000    356,300      10,000     356,300
Finlay Enterprises (FNLY)               COMMON   317884203       2,958      211,300     211,300                211,300           -
General Dynamics Corp (GD)              COMMON   369550108         848       13,500                 13,500           -      13,500
Genesis Energy LP (GEL)                 COMMON   371927104       2,142      311,500     180,700    130,800     180,700     130,800
General Motors (GM)                     COMMON   370442105       2,005       30,400                 30,400           -      30,400
GATX Corp (GMT)                         COMMON   361448103      88,454    2,106,050     314,300  1,791,750     314,300   1,791,750
Georgia Pacific Group (GP)              COMMON   373298108         458       20,000                 20,000           -      20,000
Goodyear Tire Rubber (GT)               COMMON   382550101      25,834    1,421,000      21,000  1,400,000      21,000   1,400,000
Gentiva Health Services (GTIV)          COMMON   37247A102      26,010    2,039,994   1,164,900    875,094   1,164,900     875,094
Heller Financial (HF)                   COMMON   423328103      51,623    1,799,500     350,000  1,449,500     350,000   1,449,500
Hartford Financial (HIG)                COMMON   416515104       3,258       44,710                 44,710           -      44,710
Hovnanian Enterprises (HOV)             COMMON   442487203         876      117,800      25,200     92,600      25,200      92,600
HS Resources (HSE)                      COMMON   404297103       3,554      105,100                105,100           -     105,100
IBM (IBM)                               COMMON   459200101       4,514       39,270                 39,270           -      39,270
Intl Game Technology (IGT)              COMMON   459902102         505       15,025                 15,025           -      15,025
International Paper (IP)                COMMON   460146103      23,928      848,900                848,900           -     848,900
Kelly Serivces Inc. (KELYA)             COMMON   488152208         302       12,800                 12,800           -      12,800
Kaiser Aluminum (KLU)                   COMMON   483007100         806      132,900                132,900           -     132,900
COLUMN TOTAL                                                   330,040

                                                        As of September 30, 2000

3 OF 4          FORM 13F          REPORTING MANAGER: GREENHAVEN ASSOCIATES, INC.

          COLUMN 1                     COLUMN 2   COLUMN 3    COLUMN 4    COLUMN 5        COLUMN 6                COLUMN 7
                                       TITLE OF                VALUE     PRINCIPAL               SHARED    VOTING AUTHORITY SHARES
        NAME OF ISSUER                  CLASS      CUSIP       $000        AMOUNT      SOLE       OTHER       SOLE        OTHER
------------------------------------------------------------------------------------------------------------------------------------
Kellwood Company (KWD)                  COMMON   488044108      10,286      563,600     178,400    385,200     178,400     385,200
Lennar Corporation (LEN)                COMMON   526057104      56,999    1,896,010     318,780  1,577,230     318,780   1,577,230
Limited (LTD)                           COMMON   532716107         680       30,800                 30,800           -      30,800
Manpower (MAN)                          COMMON   56418H100      43,066    1,345,800     189,500  1,156,300     189,500   1,156,300
Moore Corp (MCL)                        COMMON   615785102      13,160    4,480,000   1,231,400  3,248,600   1,231,400   3,248,600
Methanex Corp (MEOH)                    COMMON   59151K108      16,349    3,114,086     505,000  2,609,086     505,000   2,609,086
MS Dean Witter Discover (MWD)           COMMON   617446448         521        5,700                  5,700           -       5,700
NAB Asset Corp (NABC)                   COMMON   628712101          38      405,300     131,025    274,275     131,025     274,275
Navistar International (NAV)            COMMON   63934E108       5,387      171,000                171,000           -     171,000
Nacco Industries (NC)                   COMMON   629579103         323        7,700                  7,700           -       7,700
Omega Protein (OME)                     COMMON   68210P107         511      240,700                240,700           -     240,700
PBOC Holdings (PBOC)                    COMMON   69316G108         367       43,200                 43,200           -      43,200
Phelps Dodge (PD)                       COMMON   717265102       2,363       56,600                 56,600           -      56,600
Pennsylvania Real Estate (PEI)          COMMON   709102107         336       19,200                 19,200           -      19,200
Pulte Corp (PHM)                        COMMON   745867101      66,208    2,002,500     642,000  1,360,500     642,000   1,360,500
Pope & Talbot (POP)                     COMMON   732827100         309       21,500                 21,500           -      21,500
Pechiney SA (PY)                        COMMON   705151207         252       12,500                 12,500           -      12,500
Ryder Systems Inc. (R)                  COMMON   783549108      58,279    3,366,300     532,800  2,833,500     532,800   2,833,500
Rollins Truck Leasing Corp (RLC)        COMMON   775741101       7,055    1,117,600     514,600    603,000     514,600     603,000
Ryland Group (RYL)                      COMMON   783764103      19,215      618,600     220,000    398,600     220,000     398,600
Steelcase Inc. (SCS)                    COMMON   858155203         955       57,000      11,500     45,500      11,500      45,500
Seagate Technology, Inc. (SEG)          COMMON   811804103         725       10,500                 10,500           -      10,500
StanCorp Financial Group (SFG)          COMMON   852891100      63,139    1,479,100     364,600  1,114,500     364,600   1,114,500
Snap-On (SNA)                           COMMON   833034101      28,088    1,217,900     111,600  1,106,300     111,600   1,106,300
Standard Register Co (SR)               COMMON   853887107         550       34,400                 34,400           -      34,400
AT&T (T)                                COMMON   001957109       1,476       50,900                 50,900           -      50,900
COLUMN TOTAL                                                   396,636

                                                        As of September 30, 2000

4 OF 4          FORM 13F          REPORTING MANAGER: GREENHAVEN ASSOCIATES, INC.

          COLUMN 1                     COLUMN 2   COLUMN 3    COLUMN 4    COLUMN 5        COLUMN 6                COLUMN 7
                                       TITLE OF                VALUE     PRINCIPAL               SHARED    VOTING AUTHORITY SHARES
        NAME OF ISSUER                  CLASS      CUSIP       $000        AMOUNT      SOLE       OTHER       SOLE        OTHER
------------------------------------------------------------------------------------------------------------------------------------
Toys"R" Us Inc (TOY)                    COMMON   892335100       1,276       78,500                 78,500           -      78,500
Sabre Holdings Corp (TSG)               COMMON   785905100       1,149       39,700                 39,700           -      39,700
Texaco (TX)                             COMMON   881694103       2,410       45,900                 45,900           -      45,900
UnumProvident Corp (UNM)                COMMON   91529Y106      77,979    2,894,800     326,500  2,568,300     326,500   2,568,300
Union Pacific Corp (UNP)                COMMON   907818108      14,675      382,400                382,400           -     382,400
US Bancorp (USB)                        COMMON   902973106       1,078       47,400                 47,400           -      47,400
U S Industries (USI)                    COMMON   912080108         910       40,000                 40,000           -      40,000
MCI World Com (WCOM)                    COMMON   55268B106         416       13,700                 13,700           -      13,700
Washington Homes Inc. (WHI)             COMMON   938864105       1,463      150,000                150,000           -     150,000
Weyerhaeuser Co (WY)                    COMMON   962166104       5,289      142,700                142,700           -     142,700
COLUMN TOTAL                                                   106,643

GRAND TOTAL                                                  1,180,630

                                                        As of September 30, 2000